Background, Principal Activities and Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Himax Technologies Limited [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies Korea Ltd [Member]
Main activities	Sales		Sales
Jurisdiction of Incorporation	South Korea		South Korea
Percentage of Ownership	100.00%		100.00%
Himax Semiconductor Inc [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Samoa) Inc [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Samoa		Samoa
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Suzhou) Co Ltd [Member]
Main activities	Sales		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Technologies (Shenzhen) Co Ltd [Member]
Main activities	Sales		Sales
Jurisdiction of Incorporation	PRC		PRC
Percentage of Ownership	100.00%		100.00%
Himax Display Inc [Member]
Main activities	LCOS and MEMS design, manufacturing and sales		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	81.53%		88.02%
Integrated Microdisplays Limited [Member]
Main activities	LCOS sales		LCOS sales
Jurisdiction of Incorporation	Hong Kong		Hong Kong
Percentage of Ownership	81.53%		88.02%
Himax Display US Corp [Member]
Main activities	Investments	[1]	Investments	[1]
Jurisdiction of Incorporation	Delaware, USA	[1]	Delaware, USA	[1]
Percentage of Ownership	0.00%	[1]	88.02%	[1]
Himax Display (USA) Inc [Member]
Main activities	MEMS design	[2]	MEMS design	[2]
Jurisdiction of Incorporation	Delaware, USA	[2]	Delaware, USA	[2]
Percentage of Ownership	81.53%	[2]	0.00%	[2]
Himax Analogic Inc [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	74.60%		75.10%
Himax Imaging Inc [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Imaging Ltd [Member]
Main activities	IC design and sales		IC design and sales
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	87.95%		89.69%
Himax Imaging Corp [Member]
Main activities	IC design		IC design
Jurisdiction of Incorporation	California, USA		California, USA
Percentage of Ownership	100.00%		100.00%
Argo Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Tellus Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Cayman Islands		Cayman Islands
Percentage of Ownership	100.00%		100.00%
Himax Media Solutions Inc [Member]
Main activities	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing		TFT-LCD television, monitor chipset operations, ASIC service and IP licensing
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	78.28%		78.25%
Himax Media Solutions (Hong Kong) Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	Hong Kong		Hong Kong
Percentage of Ownership	78.28%		78.25%
Harvest Investment Limited [Member]
Main activities	Investments		Investments
Jurisdiction of Incorporation	ROC		ROC
Percentage of Ownership	100.00%		100.00%
Iris Optronics Co Ltd [Member]
Main activities	E-paper manufacturing and sales	[3]	E-paper manufacturing and sales	[3]
Jurisdiction of Incorporation	ROC	[3]	ROC	[3]
Percentage of Ownership	22.22%	[3]	0.00%	[3]

[1]	Himax Display US Corp., a holding company was newly incorporated in May 12, 2011, which was wholly owned by Himax Display, Inc. and merged with Spatial Photonics, Inc. on July 3, 2012. (see Note 3, "Acquisition", for additional information)
[2]	Spatial Photonics, Inc. has renamed as Himax Display (USA) Inc. on July 3, 2012.
[3]	Iris Optronics Co., Ltd. ("Iris") was newly incorporated on May 18, 2012 and the paid-in capital was $153 thousand. The Company is initially able to exercise control over the daily operating and financial decisions of Iris. As a result, Iris is included in the consolidated financial statements since established date.